Debt - Schedule of Debt (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 04, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Outstanding		$ 3,993,358	$ 4,830,137
Unamortized debt issuance costs		(3,422)
Less: unamortized debt issuance costs, premiums and discounts		(45,375)	(31,212)
Total reported debt		3,947,983	4,798,925
Payments of issuance costs		9,465	16,443	$ 20,596
Amount not available for general borrowing purposes to secure letter of credit		9,100	9,300
Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		558,479
Outstanding		503,470	800,139
Unamortized debt issuance costs		(3,851)	(5,958)
Unamortized discount		$ (1,094)	$ (1,654)
Weighted average effective interest rate		3.30%	3.22%
Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 176,114
Outstanding		163,370	$ 462,224
Unamortized debt issuance costs		(1,683)	(3,057)
Unamortized discount		$ 207	$ (2,872)
Weighted average effective interest rate		4.58%	4.47%
Debt premium		$ 335
Minimum
Debt Instrument [Line Items]
Unused commitment fee percentage		0.00%
Maximum
Debt Instrument [Line Items]
Unused commitment fee percentage		0.75%
Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		$ 1,198,692
Total Capacity		4,075,000
Outstanding		1,074,915	$ 1,537,754
Unamortized debt issuance costs		$ (7,540)	$ (7,940)
Weighted average effective interest rate		1.45%	2.29%
Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		$ 272,116
Total Capacity		2,700,000
Outstanding		228,145	$ 858,402
Unamortized debt issuance costs		$ (3,898)	$ (6,692)
Weighted average effective interest rate		2.08%	3.63%
Home Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		$ 0
Total Capacity		1,000
Outstanding		$ 0	$ 0
Weighted average effective interest rate		0.00%	0.00%
Credit Card Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		$ 14,471
Total Capacity		100,000
Outstanding		11,810	$ 0
Unamortized debt issuance costs		$ (312)	$ 0
Weighted average effective interest rate		6.39%	0.00%
Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		$ 401,773
Outstanding		325,648	$ 431,243
Unamortized debt issuance costs		$ (2,086)	$ (2,052)
Weighted average effective interest rate		2.00%	2.24%
SoFi Funding I | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		$ 0
Total Capacity		200,000
Outstanding		0	$ 374,575
SoFi Funding III | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		4,440
Total Capacity		75,000
Outstanding		3,930	30,170
SoFi Funding V | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		350,000
Outstanding		0	0
SoFi Funding VI | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		60,614
Total Capacity		600,000
Outstanding		56,709	432,437
SoFi Funding VII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		313,726
Total Capacity		500,000
Outstanding		284,475	276,910
SoFi Funding VIII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		269,254
Total Capacity		300,000
Outstanding		245,723	221,342
SoFi Funding IX | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		10,417
Total Capacity		500,000
Outstanding		9,816	70,780
SoFi Funding X | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		33,423
Total Capacity		400,000
Outstanding		29,647	44,136
SoFi Funding XI | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		500,000
Outstanding		0	87,404
SoFi Funding XII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		25,087
Total Capacity		200,000
Outstanding		20,267	0
SoFi Funding XIII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		481,731
Total Capacity		450,000
Outstanding		424,348	0
SoFi Funding PL I | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		14,516
Total Capacity		250,000
Outstanding		11,911	0
SoFi Funding PL II | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		400,000
Outstanding		0	137,420
SoFi Funding PL III | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		250,000
Outstanding		0	2,793
SoFi Funding PL IV | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		500,000
Outstanding		0	132,416
SoFi Funding PL VI | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		50,000
Outstanding		0	107,595
SoFi Funding PL VII | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		88,976
Total Capacity		250,000
Outstanding		71,572	15,610
SoFi Funding PL X | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		200,000
Outstanding		0	3,004
SoFi Funding PL XI | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		200,000
Outstanding		0	112,478
SoFi Funding PL XII | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		0
Outstanding		0	127,724
SoFi Funding PL XIII | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		300,000
Outstanding		0	219,362
SoFi Funding PL XIV | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		168,624
Total Capacity		300,000
Outstanding		144,662	0
Mortgage Warehouse VI | Home Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		1,000
Outstanding		0	0
SoFi Funding CC I LLC | Credit Card Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		14,471
Total Capacity		100,000
Outstanding		11,810	0
SoFi RR Funding I | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		28,407
Total Capacity		100,000
Outstanding		22,608	54,304
SoFi RR Repo | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		84,240
Total Capacity		192,141
Outstanding		69,843	75,863
SoFi C RR Repo | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Outstanding		0	42,757
SoFi RR Funding II | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		109,204
Outstanding		98,031	160,199
SoFi RR Funding III | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		43,334
Outstanding		39,158	60,786
SoFi RR Funding IV | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		81,797
Total Capacity		100,000
Outstanding		66,555	37,334
SoFi RR Funding V | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		$ 54,791
Interest Rate		2.98%
Outstanding		$ 29,453	0
SoFi Corporate Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Amount not available for general borrowing purposes to secure letter of credit		6,000
SoFi Corporate Revolver | Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Total Capacity		560,000
Outstanding		486,000	486,000
Unamortized debt issuance costs		$ (626)	$ (987)
Weighted average effective interest rate		1.18%	1.26%
Convertible Senior Notes Due 2026 | Convertible Senior Notes
Debt Instrument [Line Items]
Interest Rate		0.00%
Total Capacity	$ 1,200,000
Outstanding		$ 1,200,000	$ 0
Unamortized debt issuance costs	(1,700)	(1,634)	0
Unamortized discount		$ (22,858)	$ 0
Weighted average effective interest rate		0.43%	0.00%
Debt discounts issued	$ 24,000	$ 24,000
Payments of issuance costs		1,600
Seller Note | Notes
Debt Instrument [Line Items]
Outstanding		$ 0	$ 250,000
Weighted average effective interest rate		10.00%	10.00%
Other Financing Notes | Notes
Debt Instrument [Line Items]
Outstanding		$ 0	$ 4,375
Weighted average effective interest rate		3.58%	3.64%
SoFi PLP 2016-B LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 48,821
Outstanding		43,186	$ 69,448
SoFi PLP 2016-C LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		55,662
Outstanding		49,685	81,115
SoFi PLP 2016-D LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		69,636
Outstanding		61,760	93,942
SoFi PLP 2016-E LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		81,975
Outstanding		74,242	117,800
SoFi PLP 2017-A LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		102,677
Outstanding		92,972	146,064
SoFi PLP 2017-B LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		86,686
Outstanding		$ 78,811	129,873
SoFi PLP 2017-B LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		2.74%
SoFi PLP 2017-B LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		4.44%
SoFi PLP 2017-C LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 113,022
Outstanding		102,814	161,897
SoFi CLP 2016-1 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 0
Interest Rate		3.26%
Outstanding		$ 0	36,546
SoFi CLP 2016-2 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 0
Interest Rate		4.77%
Outstanding		$ 0	37,973
SoFi CLP 2016-3 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 0
Interest Rate		4.49%
Outstanding		$ 0	30,780
SoFi CLP 2018-3 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		82,550
Outstanding		$ 76,535	163,784
SoFi CLP 2018-3 LLC | Minimum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		4.02%
SoFi CLP 2018-3 LLC | Maximum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		4.67%
SoFi CLP 2018-4 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 93,564
Outstanding		$ 86,835	184,831
SoFi CLP 2018-4 LLC | Minimum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		4.17%
SoFi CLP 2018-4 LLC | Maximum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		4.76%
SoFi CLP 2018-3 Repack LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 0
Interest Rate		2.00%
Outstanding		$ 0	2,457
SoFi CLP 2018-4 Repack LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 0
Interest Rate		2.00%
Outstanding		$ 0	$ 5,853
LIBOR | SoFi Funding I | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.25%
LIBOR | SoFi Funding V | Minimum
Debt Instrument [Line Items]
Interest Rate		0.25%
LIBOR | SoFi Funding V | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.35%
LIBOR | SoFi Funding VI | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.25%
LIBOR | SoFi Funding VIII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		0.90%
LIBOR | SoFi Funding PL II | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		2.25%
LIBOR | SoFi Funding PL III | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.75%
LIBOR | SoFi Funding PL VII | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.15%
LIBOR | SoFi Funding PL X | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.425%
LIBOR | SoFi Funding PL XI | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.70%
LIBOR | SoFi Funding PL XII | Personal Loan Warehouse Facilities | Minimum | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		2.25%
LIBOR | SoFi Funding PL XII | Personal Loan Warehouse Facilities | Maximum | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		3.15%
LIBOR | SoFi Funding PL XIII | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.75%
LIBOR | SoFi Funding PL XIV | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		0.90%
LIBOR | SoFi Funding CC I LLC | Credit Card Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		0.35%
LIBOR | SoFi RR Funding I | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		2.00%
LIBOR | SoFi RR Repo | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.85%
LIBOR | SoFi C RR Repo | Risk Retention Warehouse Facilities | Minimum | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.80%
LIBOR | SoFi C RR Repo | Risk Retention Warehouse Facilities | Maximum | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.85%
LIBOR | SoFi RR Funding II | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.25%
LIBOR | SoFi RR Funding III | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.25%
LIBOR | SoFi RR Funding IV | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.50%
LIBOR | SoFi Corporate Revolver | Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Interest Rate		1.00%
LIBOR | Seller Note | Notes
Debt Instrument [Line Items]
Interest Rate		10.00%
LIBOR | Other Financing Notes | Minimum | Notes
Debt Instrument [Line Items]
Interest Rate		3.31%
LIBOR | Other Financing Notes | Maximum | Notes
Debt Instrument [Line Items]
Interest Rate		5.47%
LIBOR | SoFi PLP 2016-B LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		1.20%
LIBOR | SoFi PLP 2016-B LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		3.80%
LIBOR | SoFi PLP 2016-C LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		1.10%
LIBOR | SoFi PLP 2016-C LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		3.35%
LIBOR | SoFi PLP 2016-D LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		0.95%
LIBOR | SoFi PLP 2016-D LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		3.23%
LIBOR | SoFi PLP 2016-E LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		0.85%
LIBOR | SoFi PLP 2016-E LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		4.43%
LIBOR | SoFi PLP 2017-A LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		0.70%
LIBOR | SoFi PLP 2017-A LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		4.43%
LIBOR | SoFi PLP 2017-C LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		0.60%
LIBOR | SoFi PLP 2017-C LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		4.21%
Prime Rate | SoFi Funding III | Minimum
Debt Instrument [Line Items]
Interest Rate		3.09%
Prime Rate | SoFi Funding III | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.34%
Commercial Paper Rate | SoFi Funding IX
Debt Instrument [Line Items]
Interest Rate		0.19%	0.25%
Commercial Paper Rate | SoFi Funding IX | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		0.875%
Commercial Paper Rate | SoFi Funding X
Debt Instrument [Line Items]
Interest Rate		0.24%	0.28%
Commercial Paper Rate | SoFi Funding X | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.25%
Commercial Paper Rate | SoFi Funding XI
Debt Instrument [Line Items]
Interest Rate		0.19%	0.25%
Commercial Paper Rate | SoFi Funding XI | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.15%
Commercial Paper Rate | SoFi Funding XII
Debt Instrument [Line Items]
Interest Rate		0.19%
Commercial Paper Rate | SoFi Funding XII | Maximum
Debt Instrument [Line Items]
Interest Rate		2.15%
Commercial Paper Rate | SoFi Funding XII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.15%
Commercial Paper Rate | SoFi Funding PL I
Debt Instrument [Line Items]
Interest Rate		0.18%
Commercial Paper Rate | SoFi Funding PL I | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.375%
Commercial Paper Rate | SoFi Funding PL IV
Debt Instrument [Line Items]
Interest Rate		0.16%	0.25%
Commercial Paper Rate | SoFi Funding PL IV | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.70%
Commercial Paper Rate | SoFi Funding PL VI
Debt Instrument [Line Items]
Interest Rate		0.16%
Commercial Paper Rate | SoFi Funding PL VI | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.70%
Commercial Paper Rate | SoFi Funding CC I LLC | Credit Card Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		1.75%
Interest Rate		0.24%
SOFR | SoFi Funding VII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		0.85%
SOFR | SoFi Funding IX | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		2.10%
SOFR | SoFi Funding XIII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		0.55%
SOFR | SoFi Funding PL XIV
Debt Instrument [Line Items]
Interest Rate		0.115%
SOFR | Mortgage Warehouse VI | Home Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Interest Rate		2.00%